CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 1,784,938	$ 2,273,151	[1]	$ 3,290,095	[1]	$ 2,737,889	[1]
Accounts receivable, net	1,018,003	948,341	[2]	1,263,849	[2]
Other receivables	66,000
Due from related parties	44,245	53,851	[2]	67,310	[2]
Inventories	92,530	112,543	[2]	119,516	[2]
Prepaid expenses and other current assets	3,490,446	1,548,717	[2]	1,065,035	[2]
Total Current Assets	6,496,162	4,936,603	[2]	5,805,805	[2]
Property and equipment, net	6,776,116	7,596,990	[2]	7,399,412	[2]	6,261,425
Operating lease right-of-use asset	1,077,241	1,663,881	[2]	2,194,073	[2]
Investments at fair value	29,069	29,076	[2]	28,526	[2]
Goodwill	1,320,100	1,209,953	[2]	1,209,953	[2]	1,209,953
Intangible assets, net	1,394,969	1,004,914	[2]	922,379	[2]
Other non-current assets	501,750	516,296	[2]
Total Assets	17,595,407	16,957,713	[2]	17,560,148	[2]
Current Liabilities
Accounts payable	1,078,381	821,820	[2]	486,871	[2]
Accrued expenses and other current liabilities	2,064,302	1,810,222	[2]	1,442,590	[2]
Deferred revenue	2,561,912	1,546,712	[2]	3,231,431	[2]
Lease liabilities, current	436,271	545,132	[2]	544,551	[2]
Loans payable - current portion	65,415	65,611	[2]	64,379	[2]
Loans payable - related parties - current portion	425,551	589,502	[2]	432,800	[2]
Convertible debt obligations, current portion	507,765
Total Current Liabilities	7,139,597	5,378,999	[2]	6,202,622	[2]
Operating lease liabilities - non-current portion	894,589	1,307,932	[2]	1,729,188	[2]
Loans payable - non-current portion	85,858	157,629	[2]	1,217,509	[2]
Convertible debt obligations, non-current portion	766,245	1,531,639	[2]	1,918,340	[2]
Deferred tax liability	723,122	875,425	[2]	736,645	[2]
Total Liabilities	9,609,411	9,251,624	[2]	12,229,451	[2]
Commitments and Contingencies Stockholders' Equity:
Contributed capital	50,924,276	50,630,439	[2]	26,846,043	[2]
Subscriptions receivable	(1,900,857)	(1,900,857)	[2]	(1,125,774)	[2]
Reserves	(31,888,638)	(32,112,799)	[2]	(13,844,404)	[2]
Accumulated deficit	(13,493,684)	(9,167,848)	[2]	(6,050,692)	[2]
Capital and reserves attributable to owners of Genius Group Ltd	3,641,097	7,448,935	[2]	5,330,697	[2]
Non controlling interest	4,344,899	257,154	[2]
Total Stockholders' Equity	7,985,996	7,706,089	[2]	5,330,697	[2]	$ 6,118,134
Total Liabilities and Stockholders' Equity	$ 17,595,407	$ 16,957,713	[2]	$ 17,560,148	[2]

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination
[2]	Restatements in Note 35 to align with IFRS 3 book value method for business combination